[CitiFunds]




TO:  Securities and Exchange Commission
     Division of Investment Management
     Judiciary Plaza
     450 Fifth Street, N.W.
     Washington D.C. 20549

FROM:  Citi International Trust
       CitiFunds International Growth & Income Portfolio
       (CIK No. 0000866747)
       (CCC No. *ugaee7z)
       (Registration File Nos.  33-36556;  811-6154)

DATE:   June 29, 1999

On behalf of the above-noted registrant, transmitted herewith for filing pursuant to Rule 30b2-1 are the semi-annual financial statements for the period ended April 30, 1999.

Please call Linda T. Gibson of the CFBDS, Inc. at (617) 423-0800 with any comments or questions relating to this report.

SEMI-ANNUAL REPORT O APRIL 30, 1999

CITIFUNDS SM
-------------

International
Growth & Income
Portfolio

INTERNATIONAL STOCKS


       -------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
       -------------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Portfolio Highlights                                                           4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO

Statement of Assets and Liabilities                                            6
--------------------------------------------------------------------------------
Statement of Operations                                                        7
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             8
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 11
--------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIO

Portfolio of Investments                                                      14
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           16
--------------------------------------------------------------------------------
Statement of Operations                                                       16
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            17
--------------------------------------------------------------------------------
Financial Highlights                                                          17
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


 Dear CitiFunds Shareholder:

   This semi-annual report covers the period from November 1, 1998 through April 30, 1999, for CitiFundsSM International Growth & Income Portfolio. Inside, we discuss the market conditions faced by the Portfolio's subadviser, Hotchkis and Wiley, the strategies it employed and its outlook for the future.

   The reporting period saw improvements in many of the world's economies. Lower short-term interest rates adopted by central banks worldwide in the fall of 1998 appear to have helped many nations prevent further economic deterioration. This was especially evident in Japan, Asia, Latin America and Eastern Europe, which had previously borne the brunt of the global currency and credit crisis. While economic growth was moderate in the industrialized economies of Western Europe, the overall trend there remained positive.

   These economic conditions produced mixed results for international stocks and the Portfolio over the past six months. Some markets, such as Korea, were up sharply. Others, such as Brazil, suffered steep declines. In a market environment characterized by disparate performance, managers of international equity funds such as CitiFunds International Growth & Income Portfolio faced a doubly difficult challenge: first choosing the right markets, and then, selecting the right stocks within those markets.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------

Philip W. Coolidge
President
May 20, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   WHEN THE REPORTING PERIOD BEGAN IN NOVEMBER 1998, much of the world was in the midst of an economic crisis. The currency and credit crunch that began in Asia in 1997 spread to Russia and parts of Latin America during the third quarter of 1998. The world's emerging markets were threatened by a powerful combination of economic instability and market illiquidity as investors rushed to shift their assets from those regions to the relative safe haven of U.S. government bonds. This situation was made worse by the failure of several major U.S. hedge funds that were forced to sell highly leveraged investments into markets with few buyers.
   As a result, the first half of the reporting period saw poor performance in many international stock markets. Market declines were broad-based, affecting many different industries and market sectors. Companies that are sensitive to economic cycles such as energy and commodities producers were particularly hard hit. Conversely, only relatively recession-resistant market sectors, such as the telecommunications and pharmaceutical industries, recorded gains.
   Toward the end of January 1999, however, evidence of economic improvement began to emerge. Less restrictive monetary policies adopted by many central banks, including the Federal Reserve Board, helped stimulate economic growth worldwide and stop the spread of the global financial crisis. Moreover, the Japanese government announced its intention to implement long-awaited reforms of their banking system, and that improved investor sentiment throughout Asia. The result: a gradual return of capital to previously illiquid markets, and higher stock prices in Japan and most emerging markets. In Europe, the manufacturing sector weakened during the last half of 1998 due to the situation in Asia and other emerging markets, whereas the consumer sector was robust.
   In these market conditions, we maintained our emphasis on select European companies. Many companies in Europe are restructuring their operations to cut costs and improve productivity, which we believe should be reflected in higher stock prices as profitability improves. Within Europe, we have emphasized companies in the Netherlands and the United Kingdom, where we have found particularly attractive values in cyclical stocks and larger mid-cap names.
   Conversely, we have had very little exposure to stocks of Japanese issuers. Despite the recent announcement of banking reforms, we believe that Japan's economy remains mired in recession and that any recovery could be weak. We have also had very little exposure to emerging markets in Asia and Latin America, areas not represented in the Portfolio's benchmark, the MSCI EAFE Index.*
   IN OUR VIEW, THE INTERNATIONAL MARKETS' WEAKNESS IN THE THIRD AND FOURTH QUARTERS of 1998 provided opportunities to acquire well-managed companies at attractive prices. Accordingly, we added a number of new stocks to the Portfolio, especially in Europe's technology and telecommunications industries. Many of these companies have traditionally been considered growth companies, but temporary market declines reduced their prices to levels that we considered good values. Many of these stocks have rebounded strongly since we bought them, making positive contributions to performance during the reporting period. The

Portfolio's performance was also helped in April when the prices of energy stocks began to rise in response to higher oil prices after a long period of lackluster returns.
   Looking forward, while we expect the world's major developed and emerging economies to continue to improve, the world's financial markets could remain highly volatile. Accordingly, we expect to adhere to CitiFunds International
Growth & Income Portfolio's longstanding investment approach, which is to evaluate opportunities on a company-by-company basis and to identify those that we believe have the greatest likelihood of long-term gains. And while no guarantee can be made, we believe that our investment approach may be a particularly effective way to participate in long-term market gains while helping to weather short-term volatility.



FUND FACTS

FUND OBJECTIVE
Current income and long-term growth of income accompanied by growth of capital.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid semi-annually, if any

PORTFOLIO SUBADVISER                     CAPITAL GAINS
Hotchkis & Wiley                         Distributed annually, if any

COMMENCEMENT OF OPERATIONS               BENCHMARKS
March 2, 1998                            o MSCI EAFE Index*

NET ASSETS AS OF 4/30/99                 o Lipper International Equity Funds
Class A Shares $14.6 million              Average
Class B Shares $64,355

* The MSCI EAFE Index is an unmanaged index of equity securities in 21 countries listed on the exchanges of Europe, Australia, New Zealand and countries in the Far East.

  Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. issuers and markets are subject.

PORTFOLIO HIGHLIGHTS
================================================================================

INDUSTRIES AS A % OF THE PORTFOLIO AS OF APRIL 30, 1999 (Unaudited)

INDUSTRY                                                      % OF NET ASSETS
Banking                                                            11.4%
Multi-Industry                                                      7.9%
Electronics Comp. & Instruments                                     7.6%
Building Materials                                                  7.5%
Health & Personal Care                                              6.4%
Energy Source                                                       5.0%
Chemicals                                                           4.8%
Telecommunications                                                  4.3%
Financial Services                                                  4.1%
Machinery & Engineering                                             4.0%
Beverage & Tobacco                                                  4.0%
Insurance                                                           3.7%
Forest Products                                                     3.2%
Recreation                                                          3.0%
Appliances & Household Durables                                     3.0%
Metals                                                              2.9%
Food & Household Non-Durables                                       2.4%
Real Estate                                                         2.2%
Broadcasting                                                        2.1%
Utilities - Electrical & Gas                                        1.7%
Business & Public Services                                          1.6%
Merchandising                                                       0.8%
Textiles & Apparel                                                  0.6%
Miscellaneous                                                       0.3%



PORTFOLIO COMPOSITION AS OF APRIL 30, 1999 (Unaudited)

Great Britain       27%
Switzerland          8%
Netherlands          8%
France              10%
Germany              9%
Japan                8%
Hong Kong            4%
Other               26%

FUND PERFORMANCE

TOTAL RETURNS

                                                                      SINCE
                                                    SIX      ONE      3/2/98
ALL PERIODS ENDED APRIL 30, 1999 (Unaudited)      MONTHS**   YEAR   (INCEPTION)*
================================================================================
CitiFunds International Growth & Income Portfolio
  (Class A) without sales charge                  (14.90)%  (2.38)%     3.32%
Lipper International Equity Funds Average          15.12%    3.24%      8.26%+
MSCI EAFE Index                                    15.44%    9.81%     11.99%+
CitiFunds International Growth & Income Portfolio
  (Class A) with maximum sales charge of 5.00%      9.16%   (7.26)%    (1.14)%
CitiFunds International Growth & Income Portfolio
  (Class B) without deferred sales charge             --       --       6.03%#**
Lipper International Equity Funds Average             --       --       6.23%++**
MSCI EAFE Index                                       --       --       5.60%++**
CitiFunds International Growth &Income Portfolio
  (Class B) with a maximum deferred sales
  charge of 5.00%                                     --       --       0.73%#**

 * Average Annual Total Return
** Not Annualized
 + From 2/28/98
++ From 12/31/98
 # Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have been worth $9,868 with sales charge (as of 4/30/99). The graph shows how the Fund compares to its benchmarks over the same period.

[The following table represents a chart in the printed piece]

Date     MSCI EAFE Index   Lipper International      CitiFunds International
                           Equity Funds Avg.        Growth & Income Portfolio
2/28/98  10000                10000                        9500.00
3/31/98  10310                10510.95                     9975.00
4/30/98  10393.51             10654.82                    10108.00
5/31/98  10345.7              10665.4                     10022.50
6/30/98  10426.4              10583.41                     9813.50
7/31/98  10534.83             10736.8                      9623.50
8/31/98  9231.67              9203.43                      8227.00
9/30/98  8951.03              8871.26                      7837.50
10/31/98 9886.41              9529.25                      8588.00
11/30/98 10395.56             10021.69                     8939.50
12/31/98 10808.27             10329.53                     9105.82
1/31/99  10779.08             10409.92                     8691.04
2/28/99  10524.7              10134.88                     8691.04
3/31/99  10966.74             10488.73                     9086.53
4/30/99  11413.08             10970.06                     9867.85


The graph includes the initial charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at anytime. If the waivers were not in place, the fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investment in International Portfolio, at value (Note 1A)          $14,786,524
Receivable for shares of beneficial interest sold                          250
Receivables from Sub-Administrator                                      37,765
Other assets                                                            46,386
--------------------------------------------------------------------------------
  Total assets                                                      14,870,925
--------------------------------------------------------------------------------

LIABILITIES:
Payable for shares of beneficial interest repurchased                  133,014
Accrued expenses and other liabilities                                  32,208
--------------------------------------------------------------------------------
  Total liabilities                                                    165,222
--------------------------------------------------------------------------------

NET ASSETS                                                         $14,705,703
================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                    $15,550,240
Unrealized depreciation                                             (1,861,288)
Accumulated net realized gain                                        1,064,806
Undistributed net investment loss                                      (48,055)
--------------------------------------------------------------------------------
  Total                                                            $14,705,703
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($14,641,348/1,431,485 shares outstanding)    $10.23
Offering price per share (10.2330.95)                                   $10.77**
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
  ($64,355/6,310 shares outstanding)                                    $10.20*
================================================================================


 * Redemption price per share is equal to net asset value less any applicable deferred contingent sales charge.
**  Based upon single purchases of less than $25,000.


See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
================================================================================

INVESTMENT INCOME (Note 1B):
Dividend Income from International Portfolio         $185,431
  (net of foreign withholding tax of ($20,463))
Interest Income from International Portfolio            1,147
Foreign Tax reclaims                                    5,674
Allocated Expenses from International Portfolio       (75,398)
--------------------------------------------------------------------------------
                                                                     $ 116,854
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               19,661
Service fees Class A (Note 3)                          19,622
Service fees Class B (Note 3)                             153
Transfer agent fees                                    11,396
Legal fees                                             11,201
Shareholder reports                                    11,120
Custody and fund accounting fees                        9,865
Audit fees                                              7,360
Trustees fees                                           3,221
Other                                                  18,348
--------------------------------------------------------------------------------
  Total expenses                                      111,947
Less expenses assumed by the Sub-Administrator
  (Note 6)                                            (37,765)
Less aggregate amount waived by the Manager (Note 2)  (19,661)
--------------------------------------------------------------------------------
  Net expenses                                                          54,521
--------------------------------------------------------------------------------
Net investment income                                                   62,333
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  INTERNATIONAL PORTFOLIO:
Net realized gain                                     508,549
Unrealized appreciation                             1,533,433
--------------------------------------------------------------------------------
  Net realized and unrealized gain
    from International Portfolio:                                    2,041,982
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,104,315
================================================================================

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                  SIX MONTHS     MARCH 2, 1998
                                                     ENDED     (COMMENCEMENT OF
                                                APRIL 30, 1999  OPERATIONS) TO
                                                  (Unaudited)   OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                            $   62,333     $   216,322
Net realized gain                                   508,549         490,577
Unrealized appreciation (depreciation)            1,533,433      (3,394,721)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 2,104,315      (2,687,822)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                              (261,030)             --
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                    611,021      28,257,432
Net asset value of shares issued to shareholders
  from reinvestment of distributions                261,030              --
Cost of shares repurchased                       (5,256,317)     (8,383,403)
--------------------------------------------------------------------------------
  Total Class A                                  (4,384,266)     19,874,029
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                     60,568              --
Net asset value of shares issued to
 shareholders from reinvestment of distributions         --              --
Cost of shares repurchased                              (91)             --
--------------------------------------------------------------------------------
  Total Class B                                      60,477              --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest  (4,323,789)     19,874,029
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            (2,480,504)     17,186,207
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              17,186,207              --
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment (loss) and income of
  ($48,055) and $150,642)                       $14,705,703     $17,186,207
================================================================================

* January 4, 1999 (Commencement of Operations) to April 30, 1999.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                            CLASS A
                                               ---------------------------------
                                                                FOR THE PERIOD
                                                                 MARCH 2, 1998
                                                SIX MONTHS       (COMMENCEMENT
                                                   ENDED       OF OPERATIONS) TO
                                               APRIL 30, 1999     OCTOBER 31,
                                              (Unaudited)            1998
================================================================================
Net Asset Value, beginning of perid               $9.04             $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                             0.108              0.079
Net realized and unrealized gain
  (loss) on investments                           1.224             (1.039)
--------------------------------------------------------------------------------
  Total from operations                           1.332             (0.960)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                            (0.142)               --
--------------------------------------------------------------------------------
Net Asset Value, end of period                   $10.23              $9.04
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                                $14,641            $17,186
Ratio of expenses to average net assets (A)       1.65%*             1.66%*
Ratio of net investment income to
  average net assets                              0.79%*             1.76%*
  Total return                                   14.90%**          (9.60)%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment income per share and the ratios would have been as follows:

Net investment income per share                  $0.095             $0.061
RATIOS:
Expenses to average net assets (A)                1.90%*             2.06%*
Net investment income to average net assets       0.54%*             1.36%*
================================================================================
  *Annualized.
 **Not Annualized.
(A)Includes the Fund's share of International Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS (Continued)
                                                                 CLASS B
                                                          ---------------------
                                                              JANUARY 4, 1999
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               APRIL 30, 1999
                                                                 (Unaudited)
================================================================================
Net Asset Value, beginning of period                              $10.00
Income From Operations:
Net investment income                                              0.022
Net realized and unrealized gain on investments                    0.178
--------------------------------------------------------------------------------
  Total from operations                                            0.200
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                 --
--------------------------------------------------------------------------------
Net Asset Value, end of period                                    $10.20
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's omitted)                                                      $64
Ratio of expenses to average net assets (A)                        2.40%*
Ratio of net investment income to average net assets               0.89%*
Total return                                                       6.03%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                   $0.008
RATIOS:
Expenses to average net assets (A)                                 2.65%*
Net investment income to average net assets                        0.64%*
================================================================================
  * Annualized.
 ** Not Annualized.
(A) Includes the Fund's share of International Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds International Growth & Income Portfolio (the "Fund") is a separate diversified series of CitiFunds International Trust (the "Trust"), a Massachusetts business trust. The Fund commenced operations on March 2, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently invests all of its investable assets in International Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (9.1% at April 30, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.
   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front end sales charge, pay a higher ongoing distribution fee than Class A, but are subject to a deferred sales charge if sold within five years of purchases. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have a lower expense ratio than Class B.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $575,213 all of which will expire on October 31, 2006. Such capital loss carryover will reduce the Fund's taxable income arising from

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.
   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.
   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.
   F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. The management fee amounted to $19,661, all of which was voluntarily waived for the six months ended April 30, 1999.
   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund, The Service Fees for Class A shares amounted to $19,622 for the six months ended April 30, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service Fees for Class B shares amounted to $153 for the period ended April 30, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 1999 aggregated $698,073 and $5,227,542, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                SIX MONTHS     MARCH 2, 1998
                                                   ENDED     (COMMENCEMENT OF
                                              APRIL 30, 1999  OPERATIONS) TO
                                                (Unaudited)  OCTOBER 31, 1998
--------------------------------------------------------------------------------
CLASS A
Shares sold                                         65,553       2.743,688
Shares issued to shareholders from reinvestment
of distributions                                    28,250              --
Shares repurchased                                (564,384)       (841,622)
--------------------------------------------------------------------------------
 Net increase (decrease)                          (470,581)      1,902,066
================================================================================
CLASS B*
Shares sold                                          6,310              --
Shares issued to shareholders from reinvestment
of distributions                                        --              --
Shares repurchased                                      --              --
--------------------------------------------------------------------------------
 Net increase                                        6,310              --
================================================================================
* January 4, 1999 (Commencement of Operations) to April 30, 1999.

6. ASSUMPTIONS OF EXPENSE CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 1999, which amounted to $37,765.

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         April 30, 1999
(Unaudited)

 ISSUER                                           SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 94.5%
--------------------------------------------------------------------------------
AUSTRIA -- 0.8%
Boehler-Uddeholm                                  23,753         $ 1,396,156
                                                                 -----------
AUSTRALIA -- 2.5%
----------------------------------------------------------------------------
Australia & New Zealand
   Banking  Group                                331,185           2,623,365
                                                                 -----------
Pioneer International,
   Ltd.                                          570,036           1,391,946
                                                                 -----------
                                                                   4,015,311
                                                                 -----------
CANADA -- 2.5%
----------------------------------------------------------------------------
Imasco, Ltd.                                     104,752           2,306,110
Noranda, Inc.                                    131,960           1,764,776
                                                                 -----------
                                                                   4,070,886
FINLAND -- 1.3%
----------------------------------------------------------------------------
UPM-Kymmene Oy                                    71,398           2,160,922
                                                                 -----------
FRANCE -- 10.3%
----------------------------------------------------------------------------
BIC                                               27,141           1,522,470
BQE National Paris                                20,135           1,668,680
Elf Aquitaine                                     20,330           3,157,062
La Farge Coppee                                   25,431           2,471,609
Pernod-Ricard                                     40,374           2,723,273
Societe Generale                                  14,480           2,591,257
Total                                             18,636           2,551,445
                                                                 -----------
                                                                  16,685,796
                                                                 -----------
GERMANY -- 8.5%
----------------------------------------------------------------------------
Buderus AG                                         4,965           1,683,654
Commerzbank AG                                    66,477           2,148,925
Draegerwerk AG                                   115,560           1,587,009
Dyckerhoff AG                                      7,241           1,988,842
Hoechst AG                                        42,419           2,009,793
SGL Carbon                                         9,476             521,044
Veba AG                                           52,031           2,852,712
Vossloh AG                                        39,304           1,071,235
                                                                 -----------
                                                                  13,863,214
                                                                 -----------
GREAT BRITAIN -- 27.3%
----------------------------------------------------------------------------
Allied Domecq                                    281,855           2,194,553
Allied Zurich                                    159,284           2,111,419
B.A.T.  Industries                               191,264           1,612,277
BOC Group                                        135,471           2,140,094
CGU                                              161,598           2,524,238
Coats Viyella                                  1,427,046           1,044,538
Cookson Group                                    985,055           2,773,151
Elementis                                      1,412,738           2,272,671
Hanson                                           273,789           2,721,946
Hillsdown Holdings                             1,337,938           1,764,919
Invensys                                         392,770           1,996,643
Lex Service                                      271,060           2,561,818
Lloyds TSB Group                                 167,528           2,700,413
Medeva                                           694,500           1,296,001
National Westminister
   Bank                                           89,421           2,150,581
Reckitt & Colman                                  30,594             363,218
Safeway                                          332,496           1,385,355
TI Group                                         386,755           3,235,298
Tomkins                                          896,837           3,808,838
United News & Media                              165,455           2,012,226
Williams                                         239,508           1,656,775
                                                                 -----------
                                                                  44,326,972
                                                                 -----------
HONG KONG -- 3.5%
----------------------------------------------------------------------------
Hang Lung
   Development Co.                             1,274,635           1,644,478
New World
   Development Co.                               800,790           1,983,637
South China
   Morning Post                                2,187,486           1,319,378
Swire Pacific                                    140,500             788,511
                                                                 -----------
                                                                   5,736,004
IRELAND -- 2.9%
----------------------------------------------------------------------------
Greencore Group                                  463,790           1,763,812
Jefferson Smurfit Group                        1,107,420           3,018,287
                                                                 -----------
                                                                   4,782,099
                                                                 -----------
ITALY -- 3.6%
----------------------------------------------------------------------------
Eni Spa                                          370,300           2,437,082
Telecom Italia SPA                                80,727             434,075
Telecom Italia                                   273,300           2,907,352
                                                                 -----------
                                                                   5,778,509
                                                                 -----------
JAPAN -- 8.0%
----------------------------------------------------------------------------
Kyocera Corp.                                     43,100           2,558,860
Nichicon Corp.                                   196,000           2,584,994
Nintendo Co.                                      35,300           3,289,977
Promise Co.                                       53,000           3,017,920
Yodogawa Steel Works                             351,000           1,478,421
                                                                 -----------
                                                                  12,930,172
                                                                 -----------
14

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 1999
(Unaudited)

 ISSUER                                           SHARES             VALUE
----------------------------------------------------------------------------
NETHERLANDS -- 7.8%
----------------------------------------------------------------------------
ABN Amro Holdings  NV                             92,202         $ 2,196,420
Akzo Nobel NV                                     74,648           3,371,186
ING Groep NV                                      58,523           3,604,322
Koninklijke PTT                                   25,211           1,052,000
Philips Electrics NV                              27,863           2,398,910
                                                                 -----------
                                                                  12,622,838
                                                                 -----------
SPAIN -- 3.0%
----------------------------------------------------------------------------
Banco Santander SA                               108,460           2,355,706
Telefonica Rights                                 52,490              48,796
Telefonica SA                                     52,490           2,459,227
                                                                 -----------
                                                                   4,863,729
                                                                 -----------

SWEDEN -- 3.0%
----------------------------------------------------------------------------
Electrolux AB                                    118,560           2,402,958
Getinge Industrier1                               54,559           2,399,814
                                                                 -----------
                                                                   4,802,772
                                                                 -----------
SWITZERLAND -- 8.0%
----------------------------------------------------------------------------
Forbo Holdings AG                                  4,505           1,874,992
Novartis AG                                        2,122           3,105,739
Saurer AG                                          4,044           2,366,974
Schweizerische
   Rueckversicherungs-
   Gesellschaft AG                                   634           1,387,096
Schweizerische Industrie-
   Gesellschaft Holding AG                         3,743           2,372,341
Sulzer AG                                          2,889           1,834,857
                                                                 -----------
                                                                  12,941,999
                                                                 -----------
UNITED STATES -- 1.5%
----------------------------------------------------------------------------
Creative Technology Ltd.*                        193,186           2,438,973
----------------------------------------------------------------------------
TOTAL COMMON STOCK
   (Identified Cost
   $144,306,326)                                                 153,416,352
                                                                 -----------
WARRANTS -- 0.0%
----------------------------------------------------------------------------
Bolton Properties*
   Exp. 9/15/06                                   23,750               3,206
                                                                 -----------
(Identified Cost $6,808)

SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 4.0%
----------------------------------------------------------------------------

   State Street Repurchase
Agreement 4.00% due 5/03/99
proceeds at maturity
$6,511,170 (collateralized by
$6,585,000 Federal Home Loan
Mortgage 5.25% due 2/16/01,
valued at $6,640,242)                                            $6,509,000
                                                                -----------
TOTAL INVESTMENTS
   (Identified Cost
   $150,822,134)                                    98.5%       159,928,558
OTHER ASSETS,
   LESS LIABILITIES                                  1.5          2,412,291
                                                   -----       ------------
NET ASSETS                                         100.0%      $162,340,849
                                                   =====       ============
* Non income producing

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $150,822,134)     $159,928,558
Foreign currency, at value (Cost $59,151)                                60,908
Cash                                                                        570
Dividends and interest receivable                                     1,007,744
Receivable for investments sold                                       3,403,617
--------------------------------------------------------------------------------
  Total assets                                                      164,401,397
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     1,813,889
Payable to affiliates--Management fees (Note 2)                          43,041
Accrued expenses and other liabilities                                  203,618
--------------------------------------------------------------------------------
  Total liabilities                                                   2,060,548
--------------------------------------------------------------------------------
NET ASSETS                                                         $162,340,849
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $162,340,849
================================================================================


INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign
  withholding tax of $239,930)                         $2,278,141
Interest income                                            14,400
--------------------------------------------------------------------------------
  Total investment income                                           $ 2,292,541
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                  800,204
Custody and fund accounting fees                          123,367
Audit fees                                                 17,685
Shareholder reports                                         5,000
Trustees fees                                               4,047
Legal fees                                                  3,336
Other                                                       1,191
--------------------------------------------------------------------------------
  Total expenses                                                        954,830
--------------------------------------------------------------------------------
Net investment income                                                 1,337,711
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions            7,036,401
Net realized loss on foreign currency & transactions     (394,435)
--------------------------------------------------------------------------------
  Net realized gain on investment transactions
  and foreign currency transactions                                   6,641,966
--------------------------------------------------------------------------------
Unrealized appreciation of investments, forward currency
contracts, foreign currency transactions                             17,104,589
--------------------------------------------------------------------------------
  Net realized and unrealized gain of investments                    23,746,555
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $25,084,266
================================================================================
See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                               FOR THE PERIOD
                                                              NOVEMBER 1, 1998
                                                   SIX MONTHS  (COMMENCEMENT OF
                                                      ENDED     OPERATIONS) TO
                                                 APRIL 30, 1999  OCTOBER 31,
                                                   (Unaudited)       1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                           $ 1,337,711      $ 4,310,814
Net realized gain on investment transactions
  and foreign currency transactions               6,641,966        4,002,173
Unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency transactions                  17,104,589      (20,091,760)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      25,084,266      (11,778,773)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)              6,724,223      593,863,296
Value of withdrawals                           (100,413,946)    (351,138,217)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                     (93,689,723)     242,725,079
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:          (68,605,457)     230,946,306
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             230,946,306          --
--------------------------------------------------------------------------------
End of period                                  $162,340,849     $230,946,306
================================================================================

INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                             FOR THE PERIOD
                                         SIX MONTHS         NOVEMBER 1, 1998
                                            ENDED             (COMMENCEMENT
                                       APRIL 30, 1999       OF OPERATIONS) TO
                                         (Unaudited)        OCTOBER 31, 1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's omitted)  $162,341              $230,946
Ratio of expenses to average net assets        0.95%*                0.97%
Ratio of net investment income to
  average net assets                           1.33%*                1.72%
Portfolio turnover                                9%                   43%
================================================================================
*Annualized

See notes to financial statements

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES International Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.
   On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $13,468,512, $45,037,659, $115,488,801 and $69,902,939 including $657,730, $2,460,410,
$6,297,679 and $2,672,891, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with the year's contributions are included in the November 1, 1997 (Commencement of Operations) to October 31, 1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.
   The  preparation of financial  statements in accordance  with U.S.  generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. INVESTMENT SECURITY VALUATIONS Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.
   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.
   C. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.
   D. FORWARD FOREIGN CURRENCY CONTRACTS The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
   E. U.S.  FEDERAL TAXES The  Portfolio is  considered a partnership  under the
U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.
   F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the
Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG.
   Citibank has delegated the daily management of the Portfolio to Hotchkis & Wiley (the "Subadviser"). Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The management fee paid to Citibank, amounted to $348,733 for the six months ended April 30, 1999. Management fees are computed at the annual rate of 0.80% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser:
0.60% on first $10 million, 0.55% on next $40 million, 0.45% on next $100 million, 0.35% on next $150 million, 0.30% on remaining assets.
   The management fees paid to the Subadviser amounted to $451,471 for the six months ended April 30, 1999.
3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $18,643,940 and $107,868,973 respectively, for the six months ended April 30, 1999.
4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $150,822,134
================================================================================
Gross unrealized appreciation                                    $ 23,153,957
Gross unrealized depreciation                                     (14,047,533)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 9,106,424
================================================================================
5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $223. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT  AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS,  Inc. as distributor.


(C)1999 Citicorp          R Printed on recycled paper           CFS/IGI/499